Finance income and costs (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024
Analysis of income and expense [abstract]
Interest income	€ 1,500,000			€ 1,800,000
Net gain on refinancing	0	€ 10,300,000	€ 4,100,000	4,100,000
Finance income	1,500,000			5,900,000
Interest expense (b)	(28,000,000.0)			(22,700,000)
Net Foreign Exchange Losses On Financial Assets And Liabilities	(4,600,000)			(10,200,000)
Net pension interest costs	(1,200,000)			(1,200,000)
Amortization of debt discounts and borrowing costs	(1,800,000)			(1,700,000)
Net fair value losses on derivatives held at fair value through profit or loss	0			(200,000)
Finance costs	(35,600,000)			(36,000,000.0)
Net financing costs	€ (34,100,000)			€ (30,100,000)